Document and Entity Information	0 Months Ended
Mar. 30, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 30, 2015
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Mar. 30, 2015
Document Effective Date	Mar. 30, 2015
Prospectus Date	Sep. 29, 2014
Class A Prospectus | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS A
Risk/Return:
Trading Symbol	PLOAX
Class A and C Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	PLWAX
Class A and C Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	PLWCX
Class A and C Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS A
Risk/Return:
Trading Symbol	PMRRX
Class A and C Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS C
Risk/Return:
Trading Symbol	PSVCX
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP CORE FUND | CLASS I
Risk/Return:
Trading Symbol	PLOIX
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP GROWTH FUND | CLASS I
Risk/Return:
Trading Symbol	PLTIX
Class I Prospectus | PNC MULTI-FACTOR SMALL CAP VALUE FUND | CLASS I
Risk/Return:
Trading Symbol	PMUIX